ADVANCES TO SUPPLIERS (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Advances To Suppliers
Prepaid supplies	$ 144,613	$ 168,523	$ 162,969